Acquisitions, Investments and Disposals: Fair values of net assets acquired, Ramateks (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009		Jun. 18, 2010 Ramateks Fair Value
Cash and cash equivalents	$ 643,379		$ 340,800				$ 360
Other current assets	28,733		30,343				15,419
Property, plant and equipment	7,076,303	[1]	5,392,326	[1]			7,276
Deferred income taxes							740
Current liabilities	4,739,216		3,699,579				(21,025)
Non-current liabilities							(2,190)
Fair value of net assets acquired							580
Goodwill	1,151,187	[2],[3]	969,560	[2],[3]	894,374	[2]	2,420
Total Investment							$ 3,000

[1]	See Note 10
[2]	Net of effects of intersegment eliminations
[3]	See Note 3(f)